Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment from the company’s continuing operations consisted of the following at June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
	(unaudited)

Leasehold improvements	$-	$3,614
Office furniture and equipment	56,505	56,505
Total	56,505	60,119
Less: accumulated depreciation	(56,505)	(56,431)
Net	$-	$3,688